N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001222401
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BLACKROCK CORPORATE HIGH YIELD FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”)
	primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.
Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low

Closing Market Price	$9.53	$12.34	(22.77)%	$12.34	$9.30
Net Asset Value	9.45	11.99	(21.18)	11.99	9.45

Lowest Price or Bid		$ 9.3
Highest Price or Bid		12.34
Lowest Price or Bid, NAV		9.45
Highest Price or Bid, NAV		11.99
Latest Share Price		9.53	$ 12.34
Latest NAV		$ 9.45	$ 11.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		200,000,000
Outstanding Security, Held [Shares]		122,317,200